Warrants (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Reconciliation Of Changes In Warrants [Abstract]
Number of warrants balance, beginning of period (in shares)	4,852,366	51,266,522
Number of warrants expired (in shares)		(46,309,556)
Number of warrants exercised (in shares)	(89,800)	(104,600)
Number of warrants issued (in shares)	3,836,317
Number of warrants balance, end of period (in shares)	8,598,883	4,852,366	51,266,522
Reconciliation Of Changes In Warrant Liability [Abstract]
Warrants amount balance, beginning of period	$ 4,632	$ 12,740
Warrants amount expired		(8,008)
Warrants amount exercised	(86)	(100)
Warrants amount issued	0
Warrants amount balance, end of period	$ 4,546	$ 4,632	$ 12,740
Reconciliation Of Changes In Exercise Price Of Warrants [Abstract]
Weighted average exercise price, beginning of period (in dollars per share)	$ 2.73	$ 5.61
Weighted average exercise price warrants expired (in dollars per share)		0.58
Weighted average exercise price warrants cancelled (in dollars per share)	2.73	2.73
Weighted average exercise price warrants issued (in dollars per share)	3.91
Weighted average exercise price, end of period (in dollars per share)	$ 3.26	$ 2.73	$ 5.61
Weighted average number of years to expiry	3 years 18 days	2 years 11 months 23 days	9 months
Weighted average number of years to expiry for warrants exercised	1 year 8 months 19 days	2 years 11 months 23 days
Weighted average number of years to expiry for warrants issued	4 years 8 months 15 days